SUPPLEMENT DATED APRIL 14, 2020 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity New York Life Complete Access Variable Annuity II	New York Life Income Plus Variable Annuity New York Life Income Plus Variable Annuity II

INVESTING IN

NYLIAC Variable Annuity Separate Account-III

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above (the “Policies”). Please read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The following changes will take effect on May 1, 2020:

1.	ADDITION OF NEW AVAILABLE INVESTMENT DIVISIONS

The following Portfolios will be available as Investment Divisions under the Policies:

•	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares;
•	Legg Mason/QS Aggressive Model Portfolio - Class II;
•	Legg Mason/QS Moderately Aggressive Model Portfolio - Class II;
•	Legg Mason/QS Moderate Model Portfolio - Class II;
•	Legg Mason/QS Moderately Conservative Model Portfolio - Class II;
•	Legg Mason/QS Conservative Model Portfolio - Class II
•	MFS® Mid Cap Value Portfolio - Service Class; and
•	PIMCO VIT Income Portfolio - Advisor Class.

Add the following to the table listing the Eligible Portfolios of the relevant Funds and the investment advisers:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio

Legg Mason/QS Conservative Model Portfolio

MFS® Variable Insurance Trust III	Massachusetts Financial Services Company	MFS® Mid Cap Value Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Income Portfolio

2.	FUNDS AVAILABLE WITH THE GUARANTEED FUTURE INCOME BENEFIT RIDER

For New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II Policies with the Guaranteed Future Income Benefit Rider, add the following Portfolios to Category A Funds, Category B Funds and Category C Funds in the relevant Appendix listing the “Investment Division Restrictions” for your Rider:

Category A Funds:	PIMCO VIT Income Portfolio - Advisor Class

Category B Funds:	Legg Mason/QS Moderately Aggressive Model Portfolio - Class II; Legg Mason/QS Moderate Model Portfolio - Class II; Legg Mason/QS Moderately Conservative Model Portfolio - Class II; and Legg Mason/QS Conservative Model Portfolio - Class II

Category C Funds:	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares; and MFS® Mid Cap Value Portfolio - Service Class

You will also have the option of allocating 100% of your Accumulation Value to one of the following Investment Divisions: (i) Legg Mason/QS Moderately Aggressive Model Portfolio - Class II; (ii) Legg Mason/QS Moderate Model Portfolio - Class II; (iii) Legg Mason/QS Moderately Conservative Model Portfolio - Class II; and (iv) Legg Mason/QS Conservative Model Portfolio - Class II.

3.	PORTFOLIO NAME CHANGES

The following Portfolio name changes will occur:

•	The MainStay VP Eagle Small Cap Growth Portfolio will be renamed MainStay VP Small Cap Growth Portfolio; and
•	MainStay VP Large Cap Growth will be renamed MainStay VP Winslow Large Cap Growth.

4.	DISCONTINUANCE OF ASSET ALLOCATION MODEL PROGRAM

We have elected to discontinue the Asset Allocation Model program. Beginning May 1, 2020, you may not select an Asset Allocation Model or transfer from one Asset Allocation Model to another Asset Allocation Model. If any portion of your Accumulation Value is currently allocated to an Asset Allocation Model, you may continue to allocate all or a portion of your premium payments to such model. We will not reallocate your Accumulation Value or change your premium allocation instructions in response to these changes unless you direct us to do so. If, however, you transfer your entire allocation out of an Asset Allocation Model, you will not be able to transfer back into that model or transfer to any other Asset Allocation Model. For more information regarding the Asset Allocation Models, please contact your Registered Representative or the Variable Products Service Center at 1-800-598-2019.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010